Note 4 - Inventories - Ore on Leach Pads (Details)	Jun. 30, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz	Jan. 01, 2017 USD ($)
Note 4 - Inventories - Ore on Leach Pads (Details)
Ore on leach pads | $	$ 28,180,000	$ 22,062,000	$ 0	$ 0
Ore on leach pads, gold ounces (Ounce) | oz	17,825	17,019	0